Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
Fair Value Measurements [Line Items]
Fair Value Measurements [Text Block]

Note 4 – Fair Value Measurements:

The Plan’s investments are recorded in accordance with FASB Accounting Standards Codification Topic 820 (“ASC 820”), which established a framework for measuring fair value. ASC 820 clarifies that fair value is an estimate of the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

●	Quoted prices for similar assets or liabilities in active markets;
●	Quoted prices for identical or similar assets or liabilities in inactive markets;
●	Inputs other than quoted prices that are observable for the asset or liability;
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology that are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest observable level of any input that is significant to the fair value measurement. Valuation techniques were used to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024, unless otherwise stated.

Employer stock: The Plan holds employer-related securities. This option seeks to provide long-term capital appreciation through the direct investment in the common stock of Magyar Bancorp, Inc., which is publicly traded on the NASDAQ Stock Market. The employer stock consists of 100% of the common shares of Magyar Bancorp, Inc. This stock is valued at the number of the shares held by the Plan at the closing price of the stock at year end. These investments can be redeemed daily and without any restrictions on the timing of the redemption.

Registered investment companies: Valued at the net asset value of shares held by the Plan at year end as reported on the active market on which the fund is traded and are therefore included in Level 1 investments in the fair value hierarchy table.

Pooled separate account: Valued based on the observable unit value of the underlying investment mutual fund investments held by the Plan trustee at year end and are therefore included in Level 2 investments in the fair value hierarchy table.

The following table sets forth by level within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

Assets at Fair Value as of December 31, 2025

	Level 1	Level 2	Total

Registered investment companies	$11,330,878	$-	$11,330,878
Pooled separate account	-	1,046,110	1,046,110
Employer securities	2,033,998	-	2,033,998
Total investments at fair value	13,364,876	1,046,110	14,410,986
Total investments	$13,364,876	$1,046,110	$14,410,986

Assets at Fair Value as of December 31, 2024

	Level 1	Level 2	Total

Registered investment companies	$9,383,701	$-	$9,383,701
Pooled separate account	-	964,225	964,225
Employer securities	1,700,797	-	1,700,797
Total investments at fair value	11,084,498	964,225	12,048,723
Total investments	$11,084,498	$964,225	$12,048,723